INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets
Estimated useful lives of intangibles assets			10 years
Accumulated Amortization	$ (588,496)		$ (489,398)
Intangible Assets, Net	3,830,823		3,073,945	3,418,621
Amortization expense	99,098	88,794	354,368	135,030
Minimum
Intangible Assets
Estimated useful lives of intangibles assets	5 years
Maximum
Intangible Assets
Estimated useful lives of intangibles assets	10 years
Patents
Intangible Assets
Intangible Assets, Gross	3,564,319		3,563,343	3,553,651
Software Development Costs
Intangible Assets
Estimated useful lives of intangibles assets	3 years
Intangible Assets, Gross	180,000
Capitalized cost	180,000
Licensing
Intangible Assets
Estimated useful lives of intangibles assets	3 years
Intangible Assets, Gross	675,000
Total licenses purchased as a non-cash transaction	$ 675,000